Note 29 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,786,857	$ 3,045,811
Operating lease right-of-use assets (note 9)	288,134	263,639
UNITED STATES
Revenues	1,432,288	1,429,650
Total long-lived assets	1,378,648	1,057,543
Operating lease right-of-use assets (note 9)	82,520	88,589
CANADA
Revenues	304,039	356,634
Total long-lived assets	306,472	293,673
Operating lease right-of-use assets (note 9)	84,758	84,969
Euro Currency Countries [Member]
Revenues	280,853	356,171
Total long-lived assets	79,738	85,998
Operating lease right-of-use assets (note 9)	184,533	186,739
AUSTRALIA
Revenues	190,106	235,469
UNITED KINGDOM
Revenues	135,572	170,302
Other Geographic Locations [Member]
Revenues	$ 443,999	$ 497,585